Investment in Associate Company	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Investments In Associates [Abstract]
Investment in Associate Company
10.
INVESTMENT IN ASSOCIATE COMPANY

As of December 31, 2021, and 2022 the Company's 35% equity holding in Jaguahr Therapeutics Pte. Ltd. was an investment in an associate company, and is accounted for using the equity method in the consolidated financial statements.

The carrying amount of the interest in associate company recognized in the consolidated financial statements:

	2021	2022
Net assets of associate	$1,270,339	$24,535

Beginning balance	$—	$494,728
Proportion of the interest sharing the losses of associate	444,620	(436,032)
Loss of interest at the date of dilution of shares in associate	50,108	—
Others	—	(50,109)
Ending balance	$494,728	$8,587